---------
                                     JAMES
                                   ADVANTAGE
                                     FUNDS
                                   ---------

                                Advised by James
                           Investment Research, Inc.

                                       o

                                 June 30, 1999
                                 Annual Report

                            The Golden Rainbow Fund

                            The James Small Cap Fund

                         The James Market Neutral Fund

Letter to Shareholders
of the James Advantage Funds
================================================================================

The past fiscal year has been one of growth for the James Advantage Funds as we have added The James Small Cap Fund and The James Market Neutral Fund to the already existing Golden Rainbow Fund. This growth has been exciting for us, and we are working to build a foundation for future successes within our expanding family of funds. We look forward to offering you and other investors a number of unique investments which can meet a variety of needs.

THE MARKET OVER THE PAST YEAR

The market has been anything but docile during the past fiscal year. At the beginning of the year (July 1998), the market undertook a dramatic sell-off which sent the Dow down more than 1,000 points. We had previously relayed our concerns about the market in our special report entitled "Shift to Defense." The outlook brightened and we became more aggressive beginning in September 1998 as opportunities to find value became abundant. Our actions were soon rewarded as the market rallied in the quarter ended December 31, 1998.

However, as calendar 1998 departed, the market's personality split. Value stocks went through a period of dramatic underperformance relative to speculative stocks. Our research found that top value stocks returned 13.6%, while the worst value stocks (most speculative) gained 28.8%.

INVESTMENT GOALS AND OBJECTIVES

The volatile condition of the markets gave added incentive to investors looking for funds, such as The Golden Rainbow Fund, which have preservation of capital as one of their primary objectives. The James Market Neutral Fund's objective of adding value regardless of market direction also generated interest in that Fund given the current market environment. The longer term outlook and higher risk tolerance of investors in The James Small Cap Fund was important as that market sector continues to be highly volatile.

INVESTMENT PHILOSOPHY

Our value-oriented approach to investing is designed to be conservative in nature. We find that companies with strong earnings and growing markets generally attract investor interest when viewed in a top-down style of portfolio management. This has been the philosophy behind The Golden Rainbow Fund since its inception, and we remain committed to researching and discovering value in the stock market. This pursuit is used in combination with its opposite for The James Market Neutral Fund. That is, we try to purchase stocks showing value while selling short stocks exhibiting what our analysis shows to be a lack of value. If we are successful, this investment style would be profitable regardless of market conditions. The value orientation of The James Small Cap Fund is determined through our proprietary investment model, which uses a multi-factor approach in identifying stocks that are undervalued and more likely to appreciate. In all these styles, we place value at the top of the list of desirable traits.

FUND PERFORMANCE

THE GOLDEN RAINBOW FUND

The schism in the market had a negative affect on value investors, such as ourselves. The Golden Rainbow Fund, which holds a combination of stocks and bonds, was certainly impacted by this trend. Nevertheless, we are pleased with the performance of the Fund during the fiscal year, and believe our conservative approach is one that is very prudent if more difficult periods lie ahead. In fact, the Fund held up well in the quarter ended September 30, 1998, when the stock market had a significant decline. For the twelve months ended June 30, 1999, the Fund's total return (excluding the impact of applicable sales loads) was 8.0% versus 22.8% for the S&P 500 and 9.2% for a Blended 25/25/50 Index comprised of 25% S&P 500 Index, 25% Russell 2000 Index and 50% Lehman Brothers Intermediate Government/Corporate Bond Index.

THE JAMES SMALL CAP FUND

The Small Cap Fund was affected by the mood swings experienced by small cap stocks. The Fund ended calendar year 1998 on a strong note as smaller stocks rebounded. However, 1999 started out on a down note, only to recover later. We are pleased to see strong gains in the Fund and the small cap sector and will continue to pursue our value approach to smaller stocks. For the period since inception (October 2, 1998) through June 30, 1999, the Fund's total return (excluding the impact of applicable sales loads) was 18.7% versus 32.1% for the Russell 2000 Index.

THE JAMES MARKET NEUTRAL FUND

The Market Neutral Fund's unique approach seeks to find a balance between stocks which are purchased and stocks which are sold short. It is designed to have performance which is uncorrelated to movements in the market. With stocks rising, especially speculative stocks, it would be expected that our value approach would not show progress. However, we see this time period as an aberration and expect our value approach to do well over time. For the period since inception (October 2, 1998) through June 30, 1999, the Fund's total return (excluding the impact of applicable sales loads) was -5.7% versus 3.3% for the 90-Day Treasury Bill Index.

EXPECTATIONS FOR THE FUTURE

The stock market is likely to enter into another difficult period due to rising interest rates and inflationary pressures. The rise of oil prices is indicative of opportunities in the energy area, and we will seek to take advantage of this. In addition, we think the economy is likely to slow down in the coming months. This will be helpful for bond prices and for stocks that are defensive in nature, such as utility and non-cyclical consumer stocks. We think investors should focus on stability and, to do so, should look for value, income and preservation of assets.

/s/ Barry R. James

Barry R. James, CFA, CIC
President, The James Advantage Funds

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999
===================================================================================================================
                                                                      The Golden       The James        The James
                                                                        Rainbow        Small Cap      Market Neutral
                                                                          Fund            Fund             Fund
-------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At amortized cost .............................................    $ 87,289,913    $  6,073,924     $  6,416,174
                                                                      ============    ============     ============
   At value (Note 1) .............................................    $106,935,580    $  6,568,068     $  7,149,245
Segregated cash with brokers (Note 1) ............................              --              --        4,853,905
Receivable for capital shares sold ...............................           9,427           3,486            7,116
Receivable for securities sold ...................................              --              --           88,839
Dividends and interest receivable ................................       1,142,605           2,936           14,719
Other assets .....................................................           6,327             315              807
                                                                      ------------    ------------     ------------
      TOTAL ASSETS ...............................................     108,093,939       6,574,805       12,114,631
                                                                      ------------    ------------     ------------
LIABILITIES
Securities sold short (proceeds $3,252,622) (Note 1) .............              --              --        3,690,551
Payable for capital shares redeemed ..............................          55,796              --           34,600
Payable for securities purchased .................................         109,725              --           83,936
Dividends payable on securities sold short .......................              --              --            2,310
Accrued expenses:
   Management fees (Note 3) ......................................          58,610           6,033           11,194
   12b-1 distribution and service fees (Note 3) ..................          30,948           5,018            8,305
   Other .........................................................          36,417              --               --
                                                                      ------------    ------------     ------------
      TOTAL LIABILITIES ..........................................         291,496          11,051        3,830,896
                                                                      ------------    ------------     ------------

NET ASSETS .......................................................    $107,802,443    $  6,563,754     $  8,283,735
                                                                      ============    ============     ============

NET ASSETS CONSIST OF:
Paid-in capital ..................................................    $ 84,703,574    $  6,083,692     $  8,839,354
Undistributed net investment income ..............................          29,585              --            3,018
Accumulated net realized gains (losses) from security transactions       3,423,617         (14,082)        (853,779)
Net unrealized appreciation on investments .......................      19,645,667         494,144          295,142
                                                                      ------------    ------------     ------------
NET ASSETS .......................................................    $107,802,443    $  6,563,754     $  8,283,735
                                                                      ============    ============     ============
Shares of beneficial interest outstanding (unlimited
   number of shares authorized, no par value) (Note 1) ...........       6,239,719         553,186          890,250
                                                                      ============    ============     ============

Net asset value and redemption price per share (Note 1) ..........    $      17.28    $      11.87     $       9.30
                                                                      ============    ============     ============

Maximum offering price per share (Note 1) ........................    $      18.04    $      12.39     $       9.71
                                                                      ============    ============     ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 1999
========================================================================================================
                                                              The Golden      The James      The James
                                                               Rainbow        Small Cap    Market Neutral
                                                                 Fund          Fund(A)         Fund(A)
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................    $   904,004     $    29,771     $    24,453
   Interest .............................................      3,561,943           8,926         166,006
                                                             -----------     -----------     -----------
      TOTAL INVESTMENT INCOME ...........................      4,465,947          38,697         190,459
                                                             -----------     -----------     -----------
EXPENSES
   Management fees (Note 3) .............................        892,188          32,819          67,728
   12b-1 distribution and service fees - Class A (Note 3)        301,414           6,978          10,265
   Administration fees (Note 3) .........................         79,055              --              --
   Accounting services fees (Note 3) ....................         36,000              --              --
   Postage and supplies .................................         22,237              --              --
   Professional fees ....................................         21,005              --              --
   Custodian fees and expenses ..........................         18,050              --              --
   Transfer agent fees (Note 3) .........................         18,000              --              --
   Shareholder report printing and mailing ..............         16,713              --              --
   Trustees fees ........................................         11,087           2,071           2,071
   Dividend expense on securities sold short ............             --              --          14,942
   Other expenses .......................................         12,892              --              --
                                                             -----------     -----------     -----------
      Total expenses before fee waivers .................      1,428,641          41,868          95,006

   Management fees waived (Note 3) ......................       (108,490)             --              --
   12b-1 distribution and service fees waived (Note 3) ..       (114,589)             --              --
                                                             -----------     -----------     -----------
      Total fee waivers .................................       (223,079)             --              --
                                                             -----------     -----------     -----------
      Net expenses ......................................      1,205,562          41,868          95,006
                                                             -----------     -----------     -----------

NET INVESTMENT INCOME (LOSS) ............................      3,260,385          (3,171)         95,453
                                                             -----------     -----------     -----------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
   Net realized gains (losses) from security transactions      6,108,860         (14,082)       (187,769)
   Net realized losses on closed short positions ........             --              --        (666,010)
   Net change in unrealized appreciation/depreciation
      on investments ....................................       (301,156)        494,144         295,142
                                                             -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS .......................................      5,807,704         480,062        (558,637)
                                                             -----------     -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS ......................................    $ 9,068,089     $   476,891     $  (463,184)
                                                             ===========     ===========     ===========

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended June 30, 1999 and 1998
============================================================================================================================
                                                                    The Golden                The James         The James
                                                                     Rainbow                  Small Cap       Market Neutral
                                                                       Fund                      Fund              Fund
                                                         -------------------------------     -------------     -------------
                                                           Year Ended        Year Ended      Period Ended      Period Ended
                                                            June 30,          June 30,         June 30,          June 30,
                                                              1999              1998            1999(A)           1999(A)
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income (loss) .....................    $   3,260,385     $   4,809,856     $      (3,171)    $      95,453
   Net realized gains (losses) from:
      Security transactions .........................        6,108,860        17,391,584           (14,082)         (187,769)
      Closed short positions ........................               --                --                --          (666,010)
      Net change in unrealized appreciation/
         depreciation on investments ................         (301,156)       (8,773,490)          494,144           295,142
                                                         -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from operations        9,068,089        13,427,950           476,891          (463,184)
                                                         -------------     -------------     -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income .............       (3,303,746)       (4,808,630)               --           (92,435)
   Return of capital ................................               --                --              (985)               --
   Distributions from net realized gains ............      (16,312,364)      (10,825,570)               --                --
                                                         -------------     -------------     -------------     -------------
Decrease in net assets from distributions
   to shareholders ..................................      (19,616,110)      (15,634,200)             (985)          (92,435)
                                                         -------------     -------------     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ........................        7,395,720         8,787,070         6,266,758         9,117,948
   Net asset value of shares issued in reinvestment
      of distributions to shareholders ..............       18,933,981        14,819,001               985            92,407
   Payments for shares redeemed .....................      (40,073,518)      (46,489,017)         (179,895)         (371,001)
                                                         -------------     -------------     -------------     -------------
Net increase (decrease) in net assets from capital
   share transactions ...............................      (13,743,817)      (22,882,946)        6,087,848         8,839,354
                                                         -------------     -------------     -------------     -------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS .......................................      (24,291,838)      (25,089,196)        6,563,754         8,283,735

NET ASSETS
   Beginning of period ..............................      132,094,281       157,183,477                --                --
                                                         -------------     -------------     -------------     -------------
   End of period ....................................    $ 107,802,443     $ 132,094,281     $   6,563,754     $   8,283,735
                                                         =============     =============     =============     =============

UNDISTRIBUTED NET INVESTMENT INCOME .................    $      29,585     $      72,946     $          --     $       3,018
                                                         =============     =============     =============     =============
SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ......................................          418,738           453,412           569,652           918,724
   Shares issued in reinvestment of distributions
      to shareholders ...............................        1,106,830           798,284                90             9,721
   Shares redeemed ..................................       (2,251,386)       (2,425,023)          (16,556)          (38,195)
                                                         -------------     -------------     -------------     -------------
   Net increase (decrease) in shares outstanding ....         (725,818)       (1,173,327)          553,186           890,250
   Shares outstanding, beginning of period ..........        6,965,537         8,138,864                --                --
                                                         -------------     -------------     -------------     -------------
   Shares outstanding, end of period ................        6,239,719         6,965,537           553,186           890,250
                                                         =============     =============     =============     =============

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                       Per Share Data for a Share Outstanding Throughout Each Year
----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Year Ended June 30,
                                                        --------------------------------------------------------------------------
                                                           1999            1998            1997            1996            1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ...............    $    18.96      $    19.31      $    17.56      $    18.27      $    16.67
                                                        ----------      ----------      ----------      ----------      ----------
Income from investment operations:
   Net investment income ...........................          0.49            0.65            0.66            0.73            0.69
   Net realized and unrealized gains on investments           0.91            1.08            2.16            0.61            1.94
                                                        ----------      ----------      ----------      ----------      ----------
Total from investment operations ...................          1.40            1.73            2.82            1.34            2.63
                                                        ----------      ----------      ----------      ----------      ----------
Less distributions:
   From net investment income ......................         (0.49)          (0.65)          (0.68)          (0.74)          (0.68)
   From net realized gains on investments ..........         (2.59)          (1.43)          (0.39)          (1.31)          (0.35)
                                                        ----------      ----------      ----------      ----------      ----------
Total distributions ................................         (3.08)          (2.08)          (1.07)          (2.05)          (1.03)
                                                        ----------      ----------      ----------      ----------      ----------

Net asset value at end of year .....................    $    17.28      $    18.96      $    19.31      $    17.56      $    18.27
                                                        ==========      ==========      ==========      ==========      ==========

Total return(A) ....................................         7.97%           9.47%          16.55%           7.76%          16.54%
                                                        ==========      ==========      ==========      ==========      ==========

Net assets at end of year (000's) ..................    $  107,802      $  132,094      $  157,183      $  184,307      $  191,473
                                                        ==========      ==========      ==========      ==========      ==========
Ratios/Supplemental Data:

Ratio of net expenses to average net assets(B) .....         1.00%           1.08%           1.09%           1.06%           1.04%

Ratio of net investment income to average net assets         2.71%           3.29%           3.63%           4.01%           4.05%

Portfolio turnover rate ............................           38%             54%             56%             83%             48%

(A)  Total returns exclude the effect of applicable sales loads.

(B) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 1.19%, 1.23%, 1.24%, 1.26% and 1.27% for the years ended June 30, 1999, 1998, 1997, 1996 and 1995, respectively (Note 3).

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
FINANCIAL HIGHLIGHTS
================================================================================
                    Per Share Data for a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------
                                                                Period Ended
                                                                  June 30,
                                                                   1999(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    10.00
                                                                 ----------
Income (loss) from investment operations:
   Net investment loss ......................................         (0.00)
   Net realized and unrealized gains on investments .........          1.87
                                                                 ----------
Total from investment operations ............................          1.87
                                                                 ----------
Less distributions:
   Return of capital ........................................         (0.00)
                                                                 ----------

Net asset value at end of period ............................    $    11.87
                                                                 ==========

Total return(B) .............................................        18.74%
                                                                 ==========

Net assets at end of period (000's) .........................    $    6,564
                                                                 ==========
Ratios/Supplemental Data:

Ratio of net expenses to average net assets .................         1.49%(C)

Ratio of net investment loss to average net assets ..........        (0.11%)(C)

Portfolio turnover rate .....................................           42%(C)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

(B) Total return excludes the effect of applicable sales loads and is not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
FINANCIAL HIGHLIGHTS
================================================================================
                    Per Share Data for a Share Outstanding Throughout the Period
--------------------------------------------------------------------------------
                                                                Period Ended
                                                                  June 30,
                                                                   1999(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    10.00
                                                                 ----------
Income (loss) from investment operations:
   Net investment income ....................................          0.13
   Net realized and unrealized losses on investments ........         (0.70)
                                                                 ----------
Total from investment operations ............................         (0.57)
                                                                 ----------
Less distributions:
   From net investment income ...............................         (0.13)
                                                                 ----------

Net asset value at end of period ............................    $     9.30
                                                                 ==========

Total return(B) .............................................       (5.74)%
                                                                 ==========

Net assets at end of period (000's) .........................    $    8,284
                                                                 ==========
Ratios/Supplemental Data:

Ratio of net expenses to average net assets,
   excluding dividends on securities sold short .............         1.94%(C)

Expenses from dividends on securities sold short ............         0.36%(C)

Ratio of net expenses to average net assets .................         2.30%(C)

Ratio of net investment income to average net assets ........         2.31%(C)

Portfolio turnover rate .....................................           54%(C)

(A) Represents the period from the initial public offering of shares (October 2, 1998) through June 30, 1999.

(B) Total return excludes the effect of applicable sales loads and is not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
June 30, 1999
===============================================================================
     Shares     COMMON STOCKS - 45.3%                                  Value
-------------------------------------------------------------------------------
                BASIC MATERIALS - 0.7%
      21,900    Barrick Gold Corporation ...................       $    424,312
      60,000    Ethyl Corporation ..........................            360,000
                                                                   ------------
                                                                        784,312
                                                                   ------------
                CONSUMER, CYCLICAL - 6.1%
       8,000    Dayton-Hudson Corporation ..................            520,000
       1,048    Delphi Automotive Systems Corporation ......             19,461
      20,250    GAP, Inc. ..................................          1,020,094
      20,000    Jones Apparel Group, Inc.* .................            686,250
      40,500    Lowe's Companies, Inc. .....................          2,295,844
      45,000    Mohawk Industries, Inc.* ...................          1,366,875
      18,572    Priority Healthcare Corporation* ...........            640,717
                                                                   ------------
                                                                      6,549,241
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 13.3%
      19,500    Amgen, Inc.* ...............................          1,187,062
      45,777    Bindley Western Industries, Inc. ...........          1,055,739
      78,000    Bristol-Myers Squibb Company ...............          5,494,125
      13,000    Church & Dwight Company, Inc. ..............            565,500
       5,500    Coors (Adolph) Company - Class B ...........            272,250
       8,000    Darden Restaurants, Inc. ...................            174,500
      14,000    Kroger Company* ............................            391,125
       3,000    Pfizer, Inc. ...............................            329,250
      51,000    Premark International, Inc. ................          1,912,500
      14,500    Procter & Gamble Company ...................          1,294,125
       9,000    Schering-Plough Corporation ................            477,000
      45,000    Supervalu, Inc. ............................          1,155,938
                                                                   ------------
                                                                     14,309,114
                                                                   ------------
                ENERGY - 5.1%
      32,000    Exxon Corporation ..........................          2,468,000
      11,000    Helmerich & Payne, Inc. ....................            261,937
       9,000    PECO Energy Company ........................            376,875
      17,500    Tidewater, Inc. ............................            533,750
      14,000    Transocean Offshore, Inc. ..................            367,500
      10,000    Santa Fe International Corporation .........            230,000
      29,500    The Williams Companies, Inc. ...............          1,255,594
                                                                   ------------
                                                                      5,493,656
                                                                   ------------
                FINANCIAL - 3.1%
      35,000    American Bankers Insurance Group, Inc. .....          1,905,313
      10,500    Countrywide Credit Industries, Inc. ........            448,875
       8,000    The Equitable Companies, Inc. ..............            536,000
      22,000    Fidelity National Financial, Inc. ..........            462,000
                                                                   ------------
                                                                      3,352,188
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
     Shares     COMMON STOCKS - 45.3% (Continued)                      Value
--------------------------------------------------------------------------------
                INDUSTRIAL - 3.6%
      27,000    CTS Corporation ............................       $  1,890,000
       7,500    Lafarge Corporation ........................            265,781
      27,000    Southdown, Inc. ............................          1,734,750
                                                                   ------------
                                                                      3,890,531
                                                                   ------------
                INTERNATIONAL - 0.2%
      10,000    WEBS - Japan Index Series ..................            125,000
       4,000    WEBS - Spain Index Series ..................            111,250
                                                                   ------------
                                                                        236,250
                                                                   ------------
                TECHNOLOGY - 7.2%
      31,500    AT&T Corporation ...........................          1,758,094
      21,200    Dell Computer Corporation* .................            784,400
      47,600    Intel Corporation ..........................          2,832,200
      10,200    Lucent Technologies, Inc. ..................            687,863
      18,600    Microsoft Corporation* .....................          1,677,488
                                                                   ------------
                                                                      7,740,045
                                                                   ------------
                UTILITIES - 6.0%
      38,000    Columbia Energy Corporation ................          2,382,125
      35,500    Duke Energy Corporation ....................          1,930,313
      55,400    Energen Corporation ........................          1,031,825
      42,000    NiSource, Inc. .............................          1,084,125
                                                                   ------------
                                                                      6,428,388
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $29,846,666) .....       $ 48,783,725
                                                                   ------------

================================================================================
   Par Value    CORPORATE BONDS - 5.7%                                 Value
--------------------------------------------------------------------------------
$  2,625,000    Ameritech Capital Funding, 5.95%, 1/15/38 ..       $  2,558,306
     500,000    AT&T Corporation, 5.625%, 3/15/04 ..........            484,134
   1,200,000    Bank One Texas, 6.25%, 2/15/08 .............          1,136,274
     500,000    GTE Corporation, 7.51%, 4/1/09 .............            518,130
     500,000    Illinois Bell Telephone, 7.125%, 7/1/23 ....            478,997
     500,000    PG&E Corporation, 7.25%, 8/1/26 ............            484,804
     500,000    Procter & Gamble Company, 7.375%, 3/1/23 ...            486,006
                                                                   ------------

                TOTAL CORPORATE BONDS (Amortized Cost $6,344,561)  $  6,146,651
                                                                   ------------

THE GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
   Par Value    U.S. GOVERNMENT & AGENCY BONDS -  45.7%                Value
--------------------------------------------------------------------------------
$  1,000,000    U.S. Treasury Notes, 5.375%, 1/31/00 .......       $  1,001,875
   1,000,000    U.S. Treasury Notes, 5.50%, 5/31/00 ........          1,001,563
   3,000,000    U.S. Treasury Notes, 5.125%, 8/31/00 .......          2,989,689
   3,000,000    U.S. Treasury Notes, 6.25%, 4/30/01 ........          3,036,564
   3,000,000    U.S. Treasury Notes, 6.50%, 5/31/01 ........          3,052,500
   7,000,000    U.S. Treasury Notes, 5.50%, 1/31/03 ........          6,951,875
  15,000,000    U.S. Treasury Notes, 6.25%, 2/15/07 ........         15,281,250
   7,300,000    U.S. Treasury Notes, 6.125%, 8/15/07 .......          7,379,847
     500,000    U.S. Treasury Bonds, 10.375%, 11/15/09 .....            597,032
   2,000,000    U.S. Treasury Bonds, 10.00%, 5/15/10 .......          2,380,000
   1,000,000    U.S. Treasury Bonds, 6.00%, 2/15/26 ........            972,500
     500,000    Federal Home Loan Mortgage Corporation,
                  6.310%, 3/30/06 ..........................            489,032
   2,000,000    Federal National Mortgage Association,
                  5.44%, 2/1/02 ............................          1,967,192
   1,000,000    Federal National Mortgage Association,
                  5.67%, 4/5/02 ............................            985,689
   1,200,000    Federal National Mortgage Association,
                  6.00%, 3/12/04 ...........................          1,174,542
                                                                   ------------

                TOTAL U.S. GOVERNMENT & AGENCY BONDS
                  (Amortized Cost $48,354,632) .............       $ 49,261,150
                                                                   ------------

================================================================================
     Shares     SHORT TERM INVESTMENTS - 2.5%                          Value
--------------------------------------------------------------------------------
   2,744,054    Firstar Stellar Treasury Fund
                  (Cost $2,744,054) ........................       $  2,744,054
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 99.2%
                  (Amortized Cost $87,289,913) .............       $106,935,580

                OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%            866,863
                                                                   ------------

                NET ASSETS - 100.0% ........................       $107,802,443
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
June 30, 1999
================================================================================
     Shares     COMMON STOCKS - 98.4%                                  Value
--------------------------------------------------------------------------------
                BASIC MATERIALS - 5.2%
      35,400    Armco, Inc.* ...............................       $    234,525
       1,945    Mueller Industries, Inc.* ..................             66,008
       2,430    RTI International Metals, Inc.* ............             35,691
                                                                   ------------
                                                                        336,224
                                                                   ------------
                CONSUMER, CYCLICAL - 23.4%
       2,780    Alaska Air Group, Inc.* ....................            116,065
       6,500    Ames Department Stores, Inc.* ..............            296,563
       6,105    Arvin Industries, Inc. .....................            231,227
       3,860    The Dress Barn, Inc.* ......................             61,760
       6,300    K-Swiss, Inc. ..............................            292,950
       4,250    NVR, Inc.* .................................            221,797
      16,900    Ryan's Family Steak Houses, Inc.* ..........            196,462
       9,900    Trans World Entertainment Corporation* .....            111,375
                                                                   ------------
                                                                      1,528,199
                                                                   ------------
                CONSUMER NON-CYCLICAL - 16.3%
       7,700    Fresh Del Monte Produce, Inc.* .............            108,762
      16,295    Pilgrims Pride Corporation - Class B .......            488,850
      12,500    Summit Technology, Inc.* ...................            275,000
       5,070    West Pharmaceutical Services, Inc. .........            198,998
                                                                   ------------
                                                                      1,071,610
                                                                   ------------
                ENERGY - 6.0%
       3,700    SEACOR SMIT, Inc.* .........................            197,950
       6,915    Southwest Gas Corporation ..................            197,942
                                                                   ------------
                                                                        395,892
                                                                   ------------
                FINANCIAL - 5.0%
      12,893    Fidelity National Financial, Inc. ..........            270,753
       2,100    LandAmerica Financial Group, Inc. ..........             60,375
                                                                   ------------
                                                                        331,128
                                                                   ------------
                INDUSTRIAL - 35.2%
       6,800    Astec Industries, Inc.* ....................            277,100
       3,950    Centex Construction Products, Inc. .........            134,794
       9,800    Granite Construction, Inc. .................            287,263
      13,885    JLG Industries, Inc. .......................            282,907
       7,880    Lincoln Electric Holdings, Inc. ............            161,540
       4,440    Roadway Express, Inc. ......................             86,025
       6,500    Specialty Equipment Companies, Inc.* .......            191,344
       3,000    Tecumseh Products Company - Class B ........            163,500
       6,600    Terex Corporation* .........................            200,887
       2,400    Texas Industries, Inc. .....................             93,000
       6,935    Tredegar Industries, Inc. ..................            150,836
       4,900    Xtra Corporation* ..........................            225,094
       3,170    Yellow Corporation* ........................             56,267
                                                                   ------------
                                                                      2,310,557
                                                                   ------------

THE JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
     Shares     COMMON STOCKS - 98.4% (Continued)                      Value
--------------------------------------------------------------------------------
                TECHNOLOGY - 1.9%
       4,960    GenCorp, Inc. ..............................       $    125,240
                                                                   ------------
                UTILITIES - 5.4%
       3,175    Commonwealth Energy System .................            133,350
      10,000    El Paso Electric Company* ..................             89,375
       6,730    Public Service Company of New Mexico .......            133,759
                                                                   ------------
                                                                        356,484
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $5,961,190)              $  6,455,334
                                                                   ------------

================================================================================
     Shares     SHORT TERM INVESTMENTS - 1.7%                          Value
--------------------------------------------------------------------------------
     112,734    Firstar Stellar Treasury Fund (Cost $112,734)      $    112,734
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 100.1%
                  (Cost $6,073,924) ........................       $  6,568,068

                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%           (4,314)
                                                                   ------------

                NET ASSETS - 100.0%                                $  6,563,754
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
June 30, 1999
================================================================================
     Shares     COMMON STOCKS - 52.4%                                  Value
--------------------------------------------------------------------------------
                CONSUMER, CYCLICAL - 8.7%
       1,413    DaimlerChrysler AG .........................       $    125,580
       3,000    Darden Restaurants, Inc. ...................             65,437
       2,100    Maytag Corporation .........................            146,344
       3,550    Navistar International Corporation* ........            177,500
       3,400    Southwest Airlines Company .................            105,825
       4,400    Webb (Del E.) Corporation ..................            105,050
                                                                   ------------
                                                                        725,736
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 12.0%
       1,900    Amgen, Inc.* ...............................            115,663
       1,700    Coors (Adolph) Company - Class B ...........             84,150
       4,700    IBP, Inc. ..................................            111,625
       2,400    IDEC Pharmaceuticals Corporation* ..........            184,950
       5,540    Michael Foods, Inc. ........................            130,190
       1,350    PacifiCare Health Systems, Inc.* ...........             97,116
         900    Pfizer, Inc. ...............................             98,775
       5,700    Pilgrims Pride Corporation - Class B .......            171,000
                                                                   ------------
                                                                        993,469
                                                                   ------------
                ENERGY - 4.5%
       2,700    Diamond Offshore Drilling, Inc. ............             76,612
       6,000    Ensco International, Inc. ..................            119,625
       5,700    Tidewater, Inc. ............................            173,850
                                                                   ------------
                                                                        370,087
                                                                   ------------
                FINANCIAL - 6.8%
       2,200    BancWest Corporation .......................             81,675
       2,750    Countrywide Credit Industries, Inc. ........            117,562
       2,000    Flagstar Bancorp, Inc. .....................             50,500
       1,900    Kansas City Life Insurance Company .........             81,700
       1,000    Marsh & McLennan Companies, Inc. ...........             75,500
         700    National Western Life Insurance Company* ...             67,375
       1,210    Transamerica Corporation ...................             90,750
                                                                   ------------
                                                                        565,062
                                                                   ------------
                INDUSTRIAL - 2.7%
       1,900    Briggs & Stratton Corporation ..............            109,725
       3,700    Terex Corporation* .........................            112,619
                                                                   ------------
                                                                        222,344
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
================================================================================
     Shares     COMMON STOCKS - 52.4% (Continued)                      Value
--------------------------------------------------------------------------------
                TECHNOLOGY - 17.7%
       1,000    America Online, Inc.* ......................       $    110,500
       2,250    AT&T Corporation ...........................            125,578
       1,400    CenturyTel, Inc. ...........................             55,650
       3,825    Cordant Technologies, Inc. .................            172,842
       2,400    Dell Computer Corporation* .................             88,800
       2,792    Investment Technology Group, Inc. ..........             90,391
       2,000    Lucent Technologies, Inc. ..................            134,875
       3,100    NCR Corporation* ...........................            151,319
       6,400    Polycom, Inc.* .............................            249,600
       5,100    THQ, Inc.* .................................            146,625
       3,525    Unisys Corporation* ........................            137,255
                                                                   ------------
                                                                      1,463,435
                                                                   ------------

                TOTAL COMMON STOCKS (Cost $3,607,047) ......       $  4,340,133
                                                                   ------------

================================================================================
   Par Value    U.S. GOVERNMENT & AGENCY BONDS - 32.6%                 Value
--------------------------------------------------------------------------------
$  2,700,000    U.S. Treasury Bill, 7/8/99
                  (Amortized Cost $2,698,057) ..............       $  2,698,042
                                                                   ------------

================================================================================
     Shares     SHORT TERM INVESTMENTS - 1.3%                          Value
--------------------------------------------------------------------------------
     111,070    Firstar Stellar Treasury Fund (Cost $111,070)      $    111,070
                                                                   ------------

                TOTAL INVESTMENT SECURITIES - 86.3%
                  (Amortized Cost $6,416,174) ..............       $  7,149,245

                SEGREGATED CASH WITH BROKERS - 58.6% .......          4,853,905

                SECURITIES SOLD SHORT - (44.6)%
                  (Proceeds $3,252,622) ....................         (3,690,551)

                LIABILITIES IN EXCESS OF  OTHER ASSETS - (0.3)%         (28,864)
                                                                   ------------

                NET ASSETS - 100.0% ........................       $  8,283,735
                                                                   ============

*    Non-income producing security.

See accompanying notes to financial statements.

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
June 30, 1999
================================================================================
     Shares     COMMON STOCKS SOLD SHORT - 44.6%                       Value
--------------------------------------------------------------------------------
                CONSUMER, CYCLICAL - 8.2%
       1,850    Lamar Advertising Company ..................       $     75,734
       4,900    Northwest Airlines Corporation .............            159,250
       1,400    The Pep Boys - Manny, Moe & Jack ...........             30,275
       4,325    Polaroid Corporation .......................            119,478
       3,000    Rite Aid Corporation .......................             73,875
       1,700    The Seagram Company, Ltd. ..................             85,637
       5,600    Stein Mart, Inc. ...........................             52,500
       4,000    Triarc Companies, Inc. .....................             85,000
                                                                   ------------
                                                                        681,749
                                                                   ------------
                CONSUMER, NON-CYCLICAL - 8.7%
       1,900    Algos Pharmaceutical Corporation ...........             41,919
       1,700    Alkermes, Inc. .............................             39,313
       5,000    Archer-Daniels-Midland Company .............             77,187
       1,500    Coca-Cola Enterprises, Inc. ................             46,125
       2,000    Columbia/HCA Healthcare Corporation ........             45,625
       4,100    Dreyer's Grand Ice Cream, Inc. .............             62,013
       5,500    Dura Pharmaceuticals, Inc. .................             65,656
       1,000    The Gillette Company .......................             41,000
       2,000    Inhale Therapeutic Systems, Inc. ...........             47,625
       5,000    Ligand Pharmaceuticals, Inc. - Class B .....             55,625
       4,000    Pierce Leahy Corporation ...................             98,750
       3,400    The Pioneer Group, Inc. ....................             58,650
         500    Sepracor, Inc. .............................             40,625
                                                                   ------------
                                                                        720,113
                                                                   ------------
                ENERGY - 3.7%
         400    Arch Coal, Inc. ............................              5,550
       1,350    Noble Affiliates, Inc. .....................             38,053
       4,000    Occidental Petroleum Corporation ...........             84,500
       4,000    USX - Marathon Group .......................            130,250
       4,100    Vintage Petroleum, Inc. ....................             44,075
                                                                   ------------
                                                                        302,428
                                                                   ------------
                FINANCIAL - 6.9%
       2,900    American Financial Group, Inc. .............             98,781
       3,000    Argonaut Group, Inc. .......................             72,000
       2,100    Cincinnati Financial Corporation ...........             78,881
       2,600    Eaton Vance Corporation ....................             89,538
       3,780    Imperial Bancorp ...........................             74,891
       2,500    Premier Bancshares, Inc. ...................             45,781
       1,600    St. Paul Companies, Inc. ...................             50,900
       2,300    UICI* ......................................             63,538
                                                                   ------------
                                                                        574,310
                                                                   ------------

THE JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
================================================================================
     Shares     COMMON STOCKS SOLD SHORT - 44.6% (Continued)           Value
--------------------------------------------------------------------------------
                INDUSTRIAL - 2.8%
       2,200    Alexander & Baldwin, Inc. ..................       $     48,950
       4,000    Lyondell Chemical Company ..................             82,500
       2,400    Millipore Corporation ......................             97,350
                                                                   ------------
                                                                        228,800
                                                                   ------------
                TECHNOLOGY - 14.3%
       5,400    Atmel Corporation ..........................            141,413
       1,500    CIENA Corporation ..........................             45,281
       3,000    Cymer, Inc. ................................             75,000
       3,500    e.spire Communications, Inc. ...............             36,969
       1,500    Human Genome Sciences, Inc. ................             59,250
       1,000    IGEN International, Inc. ...................             29,125
      11,400    International Rectifier Corporation ........            151,763
       6,150    Loral Space & Communications, Ltd. .........            110,700
       2,700    Manugistics Group, Inc. ....................             39,150
         800    McLeodUSA, Inc. ............................             44,000
       4,000    Open Market, Inc. ..........................             56,750
       5,000    PairGain Technologies, Inc. ................             57,500
       4,000    PeopleSoft, Inc. ...........................             69,000
       3,500    Photronics, Inc. ...........................             85,750
       5,200    Security Dynamics Technologies, Inc. .......            110,500
       4,000    Sequent Computer Systems, Inc. .............             71,000
                                                                   ------------
                                                                      1,183,151
                                                                   ------------

                TOTAL COMMON STOCKS SOLD SHORT
                  (Proceeds $3,252,622) ....................       $  3,690,551
                                                                   ============

See accompanying notes to financial statements.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1999
================================================================================

1.   GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Golden Rainbow Fund, The James Small Cap Fund, and The James Market Neutral Fund (the "Funds") are each a diversified series of The James Advantage Funds (the "Trust"), an open-end management investment company, organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"). The Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland
corporation.   On  June  26,  1998,   pursuant  to  an  Agreement  and  Plan  of
Reorganization, The Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund and The James Market Neutral Fund each commenced its public offering of shares on October 2, 1998.

The Golden Rainbow Fund seeks to provide total return through a combination of growth, income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in equity and/or debt securities that the Fund's adviser, James Investment Research, Inc. ("James") believes are undervalued.

The James Small Cap Fund seeks to provide long term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with small market capitalizations. James selects stocks that it believes are undervalued and more likely to appreciate.

The James Market Neutral Fund seeks to provide positive returns regardless of the direction of the stock markets. The Fund seeks to achieve its objective by investing in common stocks that James believes are undervalued and more likely to appreciate, and selling short common stocks that James believes are overvalued and more likely to depreciate.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with generally accepted accounting principles.

SHARE VALUATION
The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share is equal to net asset value per share plus a sales load equal to 4.38% of net asset value (or 4.2% of the offering price). The redemption price per share is equal to the net asset value per share.

SECURITIES VALUATION
Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Fixed income securities generally are valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when market quotations are not readily available. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities, without regard to sale or bid prices.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

SECURITIES TRANSACTIONS
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed their custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. At June 30, 1999, the Funds had no such outstanding purchase commitments.

SHORT SALES AND SEGREGATED CASH
The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales are fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions.

INVESTMENT INCOME
Dividend income is recorded on the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, if any, is declared and distributed to shareholders of each Fund quarterly. Net realized capital gains from security transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available loss carryovers. Distributions to shareholders of net investment income and net realized capital gains are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Accordingly, temporary overdistributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income and/or distributions in excess of net realized gains from security transactions, where applicable.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

FEDERAL INCOME TAXES
The Funds intend to distribute all taxable income and capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal tax provision is required.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

The following information is based upon the federal income tax cost of portfolio investments and securities sold short as of June 30, 1999:

--------------------------------------------------------------------------------
                                  The Golden        The James        The James
                                   Rainbow          Small Cap     Market Neutral
                                     Fund              Fund            Fund
--------------------------------------------------------------------------------
Gross unrealized appreciation    $ 20,281,797     $    813,114     $    894,770
Gross unrealized depreciation        (636,130)        (318,970)        (599,628)
                                 ------------     ------------     ------------
Net unrealized appreciation .    $ 19,645,667     $    494,144     $    295,142
                                 ============     ============     ============
Federal income tax cost .....    $ 87,289,913     $  6,073,924     $  3,163,552
                                 ============     ============     ============
--------------------------------------------------------------------------------

As of June 30, 1999, The James Small Cap Fund had capital loss carryforwards for federal income tax purposes of $794, which expire in the year 2007. In addition, during the period from November 1, 1998 through June 30, 1999, The James Small Cap Fund and The James Market Neutral Fund had net realized capital losses of $13,288 and $853,779, respectively, which are treated for federal income tax purposes as arising during the Fund's tax year ending June 30, 2000. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. The James Small Cap Fund's net investment loss of $3,171 and return of capital of $985 for the period ended June 30, 1999 has been reclassified to paid-in capital on the Statement of Assets and Liabilities.

2.   SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term U.S. government obligations for The Golden Rainbow Fund for the year ended June 30, 1999 equaled $20,793,875 and $36,528,344, respectively. Purchases and sales (including maturities) of investments in other long-term securities for the periods ended June 30, 1999 equaled $23,491,323 and $39,109,436, respectively, for The Golden Rainbow Fund, $7,074,112 and $1,098,840, respectively, for The James Small Cap Fund, and $4,839,325 and $1,044,510, respectively, for The James Market Neutral Fund. For the period ended June 30, 1999, the cost of securities purchased to cover short sales and the proceeds from securities sold short were $3,192,129 and $5,778,741, respectively, for The James Market Neutral Fund.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of James or Countrywide Fund Services, Inc. ("CFS"), the administrative services agent for the Trust.

INVESTMENT MANAGEMENT AGREEMENT
The Funds retain James to manage the Funds' investments. The investment decisions for the Funds are made by a committee of James' personnel, which is primarily responsible for the day-to-day management of each Fund's portfolio.

The Golden Rainbow Fund is authorized to pay James a fee equal to an annual rate of 0.74% of its average daily net assets, and James agreed to waive a portion of its fee so that through June 30, 1999 the fee after waiver was 0.65%. Accordingly, James voluntarily waived $108,490 of management fees for the Fund during the year ended June 30, 1999. The Golden Rainbow Fund is responsible for the payment of all operating expenses of the Fund.

James is authorized to receive a fee (a) equal to an annual rate of 1.25% of the average daily net assets of The Small Cap Fund and 1.70% of The Market Neutral Fund; minus (b) the fees and expenses of the non-interested person trustees incurred by the applicable Fund. James is responsible for the payment of all operating expenses of The Small Cap Fund and The Market Neutral Fund, except for brokerage fees and commissions, taxes, interest (including dividend expense on securities sold short), 12b-1 expenses, fees and expenses of non-interested person trustees and extraordinary expenses.

THE JAMES ADVANTAGE FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
================================================================================

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Agreement with the Trust, CFS supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, CFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund and The James Market Neutral Fund, at the annual rate of 0.10% of the average value of each Fund's respective daily net assets up to $25 million; 0.075% of such assets from $25 million to $50 million; and 0.05% of such assets in excess of $50 million, subject to a $1,000 monthly minimum fee for each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, CFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee paid by The Golden Rainbow Fund, and paid by James for The James Small Cap Fund and The James Market Neutral Fund, at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each Fund. In addition, The Golden Rainbow Fund and James pay CFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee of $3,000 from The Golden Rainbow Fund and $2,000 from James with respect to each of the James Small Cap and Market Neutral Funds. In addition, CFS is reimbursed by The Golden Rainbow Fund and James for certain out-of-pocket expenses incurred by CFS in obtaining valuations of the Funds' portfolio securities.

UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement between the Trust and CW Fund Distributors (the "Distributor"), the Distributor acts as the principal distributor of each Fund's shares. The Distributor earned $1,224, $1,062 and $5,587 from underwriting commissions on the sale of shares of The Golden Rainbow Fund, The James Small Cap Fund and The James Market Neutral Fund, respectively. Additionally, the Distributor earned $545 and $74 from broker commissions on the sale of shares of The Golden Rainbow Fund and The James Small Cap Fund, respectively.

PLAN OF DISTRIBUTION
Each Fund has a Plan of Distribution (the "Plan") under which the Fund may incur or reimburse James for expenses related to the distribution and promotion of its shares. While the annual limitation for payment of such expenses under each Plan is 0.40% of the average daily net assets of the Fund, the Board of Trustees has currently authorized only 0.25% for such expenditures. James agreed to limit the total operating expenses of The Golden Rainbow Fund to 1.00% of its average daily net assets through June 30, 1999. Accordingly, James voluntarily waived $114,589 of distribution expenses for the Fund during the year ended June 30, 1999.

4.   FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains, if any, made by the Funds during the periods ended June 30, 1999. On December 10, 1998, The Golden Rainbow Fund declared and paid a long-term capital gain distribution of $2.5650 per share and a short-term capital gain distribution of $0.0200 per share. As required by federal regulations, shareholders will receive notification of their portion of a Fund's taxable capital gain distribution, if any, paid during the 1999 calendar year early in 2000.

INDEPENDENT AUDITORS' REPORT
================================================================================

To the Board of Trustees and Shareholders of The James Advantage Funds:

We have audited the accompanying statements of assets and liabilities of The James Advantage Funds, including The Golden Rainbow Fund, James Small Cap Fund and James Market Neutral Fund (the "Funds"), including the schedules of investments and securities sold short, as of June 30, 1999, the related statements of operations for the period then ended and the statements of changes in net assets, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds at June 30, 1999, the results of their operations, the changes in their net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Dayton, Ohio
July 30, 1999

                               INVESTMENT ADVISER
                        James Investment Research, Inc.
                                   P.O. Box 8
                               Alpha, Ohio 45301
                             jamesfunds@jir-inc.com

                                       o

                                   CUSTODIAN
                              Firstar Bank, N. A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                       o

                                 TRANSFER AGENT
                        Countrywide Fund Services, Inc.
                               312 Walnut Street
                             Cincinnati, Ohio 45202

                                       o

                              INDEPENDENT AUDITORS
                             Deloitte & Touche LLP
                          1700 Courthouse Plaza, N.E.
                               Dayton, Ohio 45402

                                       o

                                  DISTRIBUTOR
                           CW Fund Distributors, Inc.
                               312 Walnut Street
                             Cincinnati, Ohio 45202

                                       o

                                 LEGAL COUNSEL
                       Brown, Cummins & Brown Co. L.P.A.
                                3500 Carew Tower
                             Cincinnati, Ohio 45202